FOREIGN EXCHANGE (Tables)	12 Months Ended
Dec. 31, 2019
FOREIGN EXCHANGE
Schedule of foreign exchange (gain)/loss

($ thousands)	2019	2018	2017
Realized:
Foreign exchange (gain)/loss	$(87)	$523	$1,495
Translation of U.S. dollar cash held in Canada (gain)/loss	8,794	(19,630)	10,978
Unrealized:
Translation of U.S. dollar debt and working capital (gain)/loss	(34,085)	58,628	(42,623)
Foreign exchange (gain)/loss	$(25,378)	$39,521	$(30,150)